Loans and Debentures - Schedule of Composition of Loans and Debentures (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,857	R$ 9,831	R$ 10,580	R$ 11,364	R$ 15,020
Transaction costs	(46)
Interest paid in advance	(2)
Discount	(8)
Overall total	9,830
IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	4,522
CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,507
Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,029
2024 [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,857
Transaction costs	(4)
Interest paid in advance	(2)
Overall total	2,629
2024 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	470
2024 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	308
2024 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	778
2025 [member]
IfrsStatementLineItems [Line Items]
Transaction costs	(9)
Discount	(4)
Overall total	2,617
2025 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,397
2025 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,233
2025 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,630
2026 [member]
IfrsStatementLineItems [Line Items]
Transaction costs	(9)
Discount	(4)
Overall total	2,319
2026 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,099
2026 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,233
2026 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,332
2027 [member]
IfrsStatementLineItems [Line Items]
Transaction costs	(4)
Overall total	861
2027 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	132
2027 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	733
2027 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	865
2028 [member]
IfrsStatementLineItems [Line Items]
Transaction costs	(7)
Overall total	396
2028 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	403
2028 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	403
2029 onwards [Member]
IfrsStatementLineItems [Line Items]
Transaction costs	(13)
Overall total	1,008
2029 onwards [Member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,021
2029 onwards [Member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,021
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings	1,857
United States of America, Dollars | 2024 [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,857